Accounts receivable	3 Months Ended
Mar. 31, 2011
Accounts receivable [Abstract]
Accounts receivable
2. Accounts receivable:

	March 31,	December 31,
	2011	2010
Trade accounts receivable	$322,431	$249,998
Related party receivables	23,739	51,046
Unbilled revenue	40,754	42,747
Other receivables	1,384	2,353

	388,308	346,144
Allowance for doubtful accounts	3,779	4,160

	$384,529	$341,984

     Of the related party receivables at March 31, 2011 and December 31, 2010, $22,822 and $50,048, respectively, related to amounts due from a company for which one of our directors has an ownership interest and serves as chief executive officer and chairman of the board.